Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Option premium on convertible loan	Translation Reserve	Accumulated Deficit	Total	Non-controlling Interests	Total
Balance at beginning of period at Dec. 31, 2017	€ 1,457	€ 148,763	€ 8,377		€ 136	€ (119,370)	€ 39,363	€ (38)	€ 39,325
Result for the year						(36,894)	(36,894)	(192)	(37,086)
Other comprehensive income					(28)		(28)		(28)
Recognition of share-based payments	4	2,185	3,224				5,413		5,413
Issue of ordinary shares	265	83,926					84,191		84,191
Shares options lapsed			(97)			97
Shares options exercised		870	(724)			724	870		870
Balance at end of period at Dec. 31, 2018	1,726	235,744	10,780		108	(155,443)	92,915	(230)	92,685
Result for the year						(56,480)	(56,480)	(266)	(56,746)
Other comprehensive income					43		43		43
Recognition of share-based payments	15	3,145	5,948				9,108		9,108
Issue of ordinary shares	418	48,132					48,550		48,550
Shares options lapsed			(44)			44
Shares options exercised		193	(133)			133	193		193
Balance at end of period at Dec. 31, 2019	2,159	287,214	16,551		151	(211,746)	94,329	(496)	93,833
Result for the year						(46,565)	(46,565)	(49)	(46,614)
Other comprehensive income					(340)		(340)		(340)
Recognition of share-based payments	4	538	7,838				8,380		8,380
Issue of ordinary shares	2	270					272		272
Recognition of equity component of convertible loan				€ 280			280		280
Shares options lapsed			(91)			91
Shares options exercised		735	(473)			473	735		735
Balance at end of period at Dec. 31, 2020	€ 2,165	€ 288,757	€ 23,825	€ 280	€ (189)	€ (257,747)	€ 57,091	€ (545)	€ 56,546